EXPLANATORY NOTE

These materials provide, in interactive data format using the eXtensible Business Reporting Language, information included in a supplement dated July 2, 2019, and electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”) (SEC Accession No. 0001104659-19-038949) to the definitive versions of the Registrant’s Prospectus regarding the Growth Fund, Income Fund, Balanced Growth Fund and Balanced Income Fund, dated October 31, 2018, and electronically filed with the SEC pursuant to Rule 485(b) under the 1933 Act on October 26, 2018 (SEC Accession No. 0001104659-18-064164).